UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

File No. 333-146827
File No. 811-22135

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 37	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 38
(Check appropriate box or boxes)

ACADEMY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

325 Chestnut Street, Suite 512, Philadelphia, PA 19106
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (215) 979-3750

Corporation Service Company, 2711 Centerville Road, Suite 400 Wilmington, New Castle County, Delaware 19808
(Name and Address of Agent for Service)

With Copies to: Jonathan M. Kopcsik, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/X/	on February 9, 2017 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/X/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 37, Amendment No. 38 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 21, Amendment No. 22 ("PEA 21") (i) the Prospectuses for the Innovator IBD® Small/Mid-Cap Leaders Fund and Innovator IBD® Mid/Large-Cap Leaders Fund; (ii) the Statement of Additional Information for the aforementioned Funds; and (iii) the Part C.  This Amendment is being filed for the purposes of delaying the effectiveness of PEA 21.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 9th day of January, 2017.

ACADEMY FUNDS TRUST

By:	/s/ David Jacovini David Jacovini President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David Jacovini David Jacovini	President/Treasurer/Trustee	January 9, 2017

/s/ Oliver St. Clair Franklin * Oliver St. Clair Franklin	Chairman and Trustee	January 9, 2017

/s/ Russell R. Wagner * Russell R. Wagner	Trustee	January 9, 2017

*By: /s/ David Jacovini David Jacovini as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)